Document and Entity Information	Mar. 16, 2022
Cover [Abstract]
Entity Registrant Name	Arthur J. Gallagher & Co.
Amendment Flag	false
Entity Central Index Key	0000354190
Document Type	8-K
Document Period End Date	Mar. 16, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-09761
Entity Tax Identification Number	36-2151613
Entity Address, Address Line One	2850 W. Golf Road
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008-4050
City Area Code	(630)
Local Phone Number	773-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	AJG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false